Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Revenues
Revenues	$ 166,603	$ 147,005	$ 330,032	$ 281,194
Cost of revenues
Cost of revenues	99,210	83,735	192,962	162,347
Gross profit	67,393	63,270	137,070	118,847
Operating expenses
Research and development, net	24,346	22,437	48,344	43,038
Selling, general and administrative	66,592	63,557	131,855	116,891
Total operating expenses	90,938	85,994	180,199	159,929
Operating loss	(23,545)	(22,724)	(43,129)	(41,082)
Financial expenses, net	(1,170)	(372)	(2,532)	(749)
Loss before income taxes	(24,715)	(23,096)	(45,661)	(41,831)
Income tax benefit	429	4,368	502	5,310
Share in losses of associated companies	(99)	(1,431)	(174)	(2,549)
Net loss	$ (24,385)	$ (20,159)	$ (45,333)	$ (39,070)
Net loss per share - basic and diluted (in Dollars per share)	$ (0.37)	$ (0.31)	$ (0.69)	$ (0.63)
Weighted average ordinary shares outstanding. - basic and diluted (in Shares)	66,568	64,908	66,151	61,796
Comprehensive loss
Net loss	$ (24,385)	$ (20,159)	$ (45,333)	$ (39,070)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(2,789)	1,103	(3,491)	142
Unrealized gains (losses) on derivatives designated as cash flow hedges	(741)	(172)	(1,092)	2,001
Other comprehensive income (loss), net of tax	(3,530)	931	(4,583)	2,143
Comprehensive loss	(27,915)	(19,228)	(49,916)	(36,927)
Products
Revenues
Revenues	115,721	100,305	228,794	190,629
Cost of revenues
Cost of revenues	61,132	49,731	120,505	96,651
Services
Revenues
Revenues	50,882	46,700	101,238	90,565
Cost of revenues
Cost of revenues	$ 38,078	$ 34,004	$ 72,457	$ 65,696